Pledged Assets (Schedule Of Pledged Assets Classified By Type Of Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Pledged Assets [Line Items]
Deposits	¥ 252,426
Call money and funds purchased	535,193
Payables under repurchase agreements and securities lending transactions	13,039,865
Other short-term borrowings and long-term debt	10,011,755
Other	61,213
Total	¥ 23,900,452